INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Intangible Assets
INTANGIBLE ASSETS

10.	INTANGIBLE ASSETS

	Patent	Concession Right	Software	Total
	CNY	CNY	CNY	CNY
Cost
As of January 1, 2021 (As adjusted)	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021 (As adjusted)	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of December 31, 2021	385	19,700	104	20,189

Cost
As of January 1, 2022 and June 30, 2022	22,878	20,430	274	43,582

Accumulated amortization and impairment losses
As of January 1, 2022	(22,493)	(730)	(170)	(23,393)
Amortization charge	(19)	(365)	(20)	(404)
As of June 30, 2022	(22,512)	(1,095)	(190)	(23,797)

Net carrying amount
As of June 30, 2022	366	19,335	84	19,785
As of June 30, 2022 (US$)	55	2,886	12	2,953

As of December 31, 2021 and June 30, 2022, the Group’s concession rights associated with environmental water projects (comprising intangible assets, contract assets and trade receivables) with aggregate gross carrying amounts of CNY129,437 and CNY133,750, respectively, were pledged to secure bank loans from the Bank of Communications with outstanding balances of CNY77,000 and CNY75,500, respectively. Please refer to Note 20 for further details.

There was no impairment loss on intangible assets for the year ended December 31, 2021 and six months ended June 30, 2022.